INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2024
INVESTMENT PROPERTIES
Summary of movement in investment properties

	At the		P/L for
	Beginning	Total useful	changes				As of
Item	of the year	life	in the FV	Additions	Disposals	Depreciation	12/31/2024
Cost model
Rented properties	1,718,247	5	—	586,596	(294,280)	(458,587)	1,551,976
Measurement at fair value
Rented properties	97,575,574	50	(10,188,877)	—	(10,305,054)	—	77,081,643
TOTAL INVESTMENT PROPERTIES	99,293,821		(10,188,877)	586,596	(10,599,334)	(458,587)	78,633,619

	At the		P/L for
	Beginning	Total useful	changes				As of
Item	of the year	life	in the FV	Additions	Disposals	Depreciation	12/31/2023
Cost model
Rented properties	1,779,338	5	—	350,752	—	(411,843)	1,718,247
Measurement at fair value
Rented properties	112,845,765	50	(15,270,191)	—	—	—	97,575,574
TOTAL INVESTMENT PROPERTIES	114,625,103		(15,270,191)	350,752	—	(411,843)	99,293,821